UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: May 31, 2017

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2017

MFS® GLOBAL BOND FUND

GLB-SEM

MFS® GLOBAL BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over looming Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation, as wage growth remains muted. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with elections in the United Kingdom and Germany in the months ahead, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 14, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	31.3%
Investment Grade Corporates	30.4%
Emerging Markets Bonds	6.8%
Mortgage-Backed Securities	6.2%
High Yield Corporates	3.8%
Commercial Mortgage-Backed Securities	2.6%
Collateralized Debt Obligations	2.5%
Asset-Backed Securities	2.0%
Floating Rate Loans	0.4%
U.S. Government Agencies	0.1%
U.S. Treasury Securities	(2.4)%

Composition including fixed income credit quality (a)(i)
AAA	12.6%
AA	8.9%
A	22.2%
BBB	27.6%
BB	7.0%
B	1.1%
U.S. Government	2.8%
Federal Agencies	6.3%
Not Rated	(4.8)%
Cash & Cash Equivalents	10.4%
Other	5.9%

Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	11.3 yrs.

Issuer country weightings (i)(x)
United States	52.9%
Japan	10.9%
United Kingdom	4.9%
Canada	4.7%
Italy	4.4%
France	3.2%
Germany	2.2%
Spain	2.2%
Netherlands	1.2%
Other Countries	13.4%

Currency exposure weightings (i)(y)
United States Dollar	44.1%
Euro	24.2%
Japanese Yen	17.1%
British Pound Sterling	4.3%
Canadian Dollar	2.1%
Swedish Krona	1.5%
South Korean Won	1.3%
Indian Rupee	1.0%
Australian Dollar	0.8%
Other Currencies	3.6%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2017.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2016 through May 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2016 through May 31, 2017.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/16	Ending Account Value 5/31/17	Expenses Paid During Period (p) 12/01/16-5/31/17
A	Actual	1.05%	$1,000.00	$1,042.39	$5.35
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
B	Actual	1.80%	$1,000.00	$1,038.73	$9.15
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
C	Actual	1.80%	$1,000.00	$1,038.73	$9.15
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
I	Actual	0.80%	$1,000.00	$1,043.89	$4.08
	Hypothetical (h)	0.80%	$1,000.00	$1,020.94	$4.03
R1	Actual	1.80%	$1,000.00	$1,038.73	$9.15
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
R2	Actual	1.30%	$1,000.00	$1,041.31	$6.62
	Hypothetical (h)	1.30%	$1,000.00	$1,018.45	$6.54
R3	Actual	1.05%	$1,000.00	$1,043.78	$5.35
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
R4	Actual	0.80%	$1,000.00	$1,043.84	$4.08
	Hypothetical (h)	0.80%	$1,000.00	$1,020.94	$4.03
R6	Actual	0.66%	$1,000.00	$1,044.62	$3.36
	Hypothetical (h)	0.66%	$1,000.00	$1,021.64	$3.33

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 87.8%
Issuer	Shares/Par		Value ($)
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	550,000	$625,553

Asset-Backed & Securitized - 7.1%
Atrium CDO Corp., 2011-A, “BR”, FRN, 2.653%, 10/23/2025 (n)		$2,500,000	$2,501,470
Cent CLO LP, 2014-21A, “A2AR”, FRN, 2.87%, 7/27/2026 (n)		1,511,103	1,511,015
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.139%, 3/15/2028 (n)		1,997,398	2,009,126
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.989%, 6/15/2028 (z)		1,646,000	1,653,570
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048		3,104,000	3,171,852
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		2,500,000	2,557,326
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,348,805
Dryden Senior Loan Fund, 2014-34A, “BR”, FRN, 2.708%, 10/15/2026 (n)		638,000	637,355
Flatiron CLO Ltd., 2013-1A, “A2R”, FRN, 2.808%, 1/17/2026 (n)		2,503,042	2,497,392
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)		3,503,000	3,541,072
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.389%, 1/15/2020		4,839,000	4,845,776
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026 (z)		2,559,988	2,559,859
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		946,169	945,844
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		3,108,537	3,227,511
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.722%, 6/15/2049		2,455,705	2,514,028
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.688%, 10/15/2027 (z)		3,473,850	3,483,854
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	710,548
Morgan Stanley Capital I Trust, “AM”, FRN, 5.744%, 4/15/2049		550,779	556,287
Octagon Investment Partners XV, Ltd., 2.555%, 10/25/2025 (z)		3,210,287	3,210,287

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		$1,532,563	$1,558,200

			$46,041,177
Automotive - 2.2%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	650,000	$729,956
FCA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,600,000	1,863,323
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,400,000	1,602,043
General Motors Co., 5.2%, 4/01/2045		$1,208,000	1,176,291
General Motors Financial Co., Inc., 3.1%, 1/15/2019		893,000	906,169
General Motors Financial Co., Inc., 3.45%, 4/10/2022		758,000	768,355
General Motors Financial Co., Inc., 4.35%, 1/17/2027		410,000	414,965
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,000,000	1,352,872
Lear Corp., 5.25%, 1/15/2025		$1,971,000	2,100,712
Nemak S.A.B. de C.V., 3.25%, 3/15/2024 (z)	EUR	1,000,000	1,148,839
RCI Banque S.A., 1.25%, 6/08/2022	EUR	500,000	575,346
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$1,258,000	1,324,045

			$13,962,916
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020		$1,780,000	$1,952,644

Broadcasting - 0.8%
Omnicom Group, Inc., 3.65%, 11/01/2024		$1,000,000	$1,032,469
Omnicom Group, Inc., 3.6%, 4/15/2026		910,000	926,495
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	800,000	958,369
SES S.A., 4.625% to 1/02/2022, FRN to 12/29/2165	EUR	1,000,000	1,191,409
Time Warner, Inc., 3.8%, 2/15/2027		$1,128,000	1,126,111

			$5,234,853
Brokerage & Asset Managers - 0.4%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$604,000	$615,312
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		993,000	1,040,277
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		935,000	940,536

			$2,596,125
Building - 0.8%
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	930,000	$1,127,106
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	792,128
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$447,000	447,069
Masco Corp., 4.45%, 4/01/2025		355,000	380,028
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,685,544
Owens Corning, 3.4%, 8/15/2026		816,000	808,374

			$5,240,249

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 1.1%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,278,000	$1,287,664
Equinix, Inc., 5.75%, 1/01/2025		894,000	965,520
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		1,605,000	1,678,798
Fidelity National Information Services, Inc., 5%, 10/15/2025		453,000	505,293
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,053,542
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		534,000	540,016
MSCI, Inc., 5.75%, 8/15/2025 (n)		1,014,000	1,098,669

			$7,129,502
Cable TV - 1.4%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$2,111,000	$2,475,517
Comcast Corp., 4.65%, 7/15/2042		859,000	926,634
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		500,000	502,389
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	619,094
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$837,000	857,925
Sky PLC, 2.5%, 9/15/2026	EUR	1,300,000	1,591,089
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	339,934
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,477,000	1,571,159

			$8,883,741
Chemicals - 0.5%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,053,000	$1,012,409
Huntsman International LLC, 5.125%, 4/15/2021	EUR	500,000	636,215
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	740,000	874,881
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	700,000	769,097

			$3,292,602
Computer Software - 0.3%
Microsoft Corp., 4.1%, 2/06/2037		$1,823,000	$1,941,313

Computer Software - Systems - 0.4%
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	$610,857
Apple, Inc., 3.85%, 8/04/2046		$1,939,000	1,925,095
Apple, Inc., 4.25%, 2/09/2047		276,000	289,569

			$2,825,521
Conglomerates - 0.3%
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	450,000	$508,448
Johnson Controls International PLC, 4.5%, 2/15/2047		$226,000	237,860
Parker-Hannifin Corp., 1.125%, 3/01/2025 (z)	EUR	210,000	238,220
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		$581,000	602,469

			$1,586,997

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - 0.3%
Essity AB, 1.125%, 3/27/2024	EUR	1,000,000	$1,132,777
Newell Brands, Inc., 3.75%, 10/01/2021 (z)	EUR	650,000	818,816

			$1,951,593
Consumer Services - 1.1%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	1,150,000	$1,316,408
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	380,000	456,481
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,450,000	1,637,684
Visa, Inc., 2.8%, 12/14/2022		$2,176,000	2,228,611
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,218,159

			$6,857,343
Containers - 0.2%
Ball Corp., 5.25%, 7/01/2025		$455,000	$494,358
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	625,000	789,743

			$1,284,101
Defense Electronics - 0.1%
BAE Systems, 4.125%, 6/08/2022	GBP	500,000	$729,701

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$285,000	$292,036

Electronics - 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$1,612,000	$1,638,800
Intel Corp., 3.15%, 5/11/2027		1,985,000	2,000,741
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,175,000	1,338,129

			$4,977,670
Emerging Market Quasi-Sovereign - 2.8%
BRPL International Singapore Pte Ltd., 4.375%, 1/18/2027		$1,500,000	$1,553,453
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		1,600,000	1,633,616
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		3,108,000	3,325,560
Gazprom OAO Via Gaz Capital S.A, 4.95%, 2/06/2028		1,562,000	1,609,251
KazMunayGas National Co., 4.75%, 4/19/2027 (n)		1,600,000	1,617,600
Pertamina PT, 6%, 5/03/2042 (n)		1,600,000	1,757,200
Petrobras Global Finance B.V., 6.125%, 1/17/2022		2,972,000	3,092,366
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		384,000	419,040
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,420,000	1,569,384
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,509,000	1,506,508

			$18,083,978

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - 1.8%
Dominican Republic, 8.625%, 4/20/2027		$1,328,000	$1,583,667
Republic of Argentina, 5.625%, 1/26/2022		1,500,000	1,563,000
Republic of Hungary, 5.375%, 2/21/2023		1,600,000	1,779,910
Republic of Indonesia, 2.875%, 7/08/2021	EUR	550,000	660,659
Republic of Indonesia, 7%, 5/15/2022	IDR	42,153,000,000	3,204,198
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,460,000	1,591,444
Russian Federation, 4.875%, 9/16/2023 (n)		1,400,000	1,519,734

			$11,902,612
Energy - Independent - 0.4%
Concho Resources, Inc., 4.375%, 1/15/2025		$1,016,000	$1,036,320
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,700,000	1,654,950

			$2,691,270
Entertainment - 0.4%
Carnival Corp., 1.875%, 12/15/2017		$1,106,000	$1,107,673
Carnival Corp., 1.875%, 11/07/2022	EUR	1,120,000	1,336,805
			$2,444,478

Financial Institutions - 0.0%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$159,674

Food & Beverages - 1.9%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	$715,716
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$454,000	481,285
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,747,000	1,903,832
Coca-Cola Co., 1.1%, 9/02/2036	EUR	230,000	234,135
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	575,000	662,505
Constellation Brands, Inc., 4.25%, 5/01/2023		$3,211,000	3,451,109
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	731,971
Kraft Foods Group, Inc., 2.25%, 6/05/2017		2,000,000	2,000,000
PepsiCo, Inc., 3.1%, 7/17/2022		1,888,000	1,964,966

			$12,145,519
Insurance - 0.5%
Delta Lloyd Levensverzek, FRN, 9%, 8/29/2042	EUR	264,000	$393,447
Old Mutual PLC, 7.875%, 11/03/2025	GBP	950,000	1,441,478
Unum Group, 4%, 3/15/2024		$1,000,000	1,039,865

			$2,874,790
Insurance - Health - 0.4%
Aetna, Inc., 2.8%, 6/15/2023		$1,038,000	$1,039,856
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,554,000	1,591,507

			$2,631,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - 1.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$745,942
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	830,000	1,003,139
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	475,000	503,950
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$318,000	320,360
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	755,809
CNA Financial Corp., 5.875%, 8/15/2020		1,000,000	1,107,020
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		1,149,000	1,234,255
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	300,000	364,598
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	400,000	486,130
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$1,000,000	1,036,839
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		414,000	436,359
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	450,000	654,551

			$8,648,952
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2166	EUR	800,000	$976,056
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$769,000	795,223

			$1,771,279
International Market Sovereign - 30.2%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	5,310,000	$4,541,065
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,700,000	1,399,596
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	3,149,000	4,676,785
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	843,000	1,612,750
Federal Republic of Germany, 4%, 1/04/2037	EUR	480,000	844,306
Government of Canada, 2.5%, 6/01/2024	CAD	19,364,000	15,658,916
Government of Canada, 5.75%, 6/01/2033	CAD	5,156,000	5,891,585
Government of Canada, 4%, 6/01/2041	CAD	1,129,000	1,141,787
Government of Japan, 1.8%, 3/20/2043	JPY	656,100,000	7,400,630
Government of Japan, 0.4%, 9/20/2025	JPY	1,055,500,000	9,850,698
Government of Japan, 0.3%, 12/20/2025	JPY	51,500,000	476,762
Government of Japan, 2.2%, 9/20/2027	JPY	1,580,900,000	17,388,615
Government of Japan, 1.7%, 9/20/2032	JPY	591,200,000	6,433,857
Government of Japan, 1.5%, 3/20/2034	JPY	1,594,000,000	16,939,290
Government of Japan, 2.4%, 3/20/2037	JPY	806,600,000	9,773,152
Government of Japan, 2%, 3/20/2052	JPY	176,700,000	2,126,176
Kingdom of Belgium, 4%, 3/28/2032	EUR	3,557,000	5,651,293
Kingdom of Denmark, 1.5%, 11/15/2023	DKK	10,168,000	1,685,405
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	18,925,000	3,214,259
Kingdom of Spain, 5.4%, 1/31/2023	EUR	3,726,000	5,328,749
Kingdom of Spain, 2.75%, 10/31/2024	EUR	3,050,000	3,851,582
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,372,000	3,614,724

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	12,430,000	$1,693,154
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,720,000	4,652,200
Republic of Austria, 1.75%, 10/20/2023	EUR	791,000	991,267
Republic of France, 6%, 10/25/2025	EUR	5,746,000	9,478,906
Republic of France, 4.75%, 4/25/2035	EUR	1,591,000	2,779,699
Republic of France, 4.5%, 4/25/2041	EUR	1,011,000	1,801,935
Republic of Italy, 5.5%, 9/01/2022	EUR	6,490,000	8,968,357
Republic of Italy, 3.75%, 3/01/2021	EUR	8,599,000	10,851,692
Republic of Portugal, 4.95%, 10/25/2023	EUR	5,161,000	6,832,807
United Kingdom Treasury, 5%, 3/07/2018	GBP	735,000	982,211
United Kingdom Treasury, 8%, 6/07/2021	GBP	717,000	1,211,641
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	2,537,000	4,312,394
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	1,186,000	2,110,278
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,407,000	2,592,991
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,320,000	3,947,961
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	874,000	1,768,951
United Kingdom Treasury, 4%, 1/22/2060	GBP	398,000	905,169

			$195,383,595
Local Authorities - 0.2%
Province of Alberta, 1.25%, 6/01/2020	CAD	558,000	$413,990
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	701,826
Province of Manitoba, 4.15%, 6/03/2020	CAD	490,000	394,503

			$1,510,319
Major Banks - 6.0%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$1,764,000	$1,760,289
Allied Irish Banks PLC, 4.125% to 11/26/2020, FRN to 11/26/2025	EUR	1,200,000	1,440,758
Bank of America Corp., 2.625%, 4/19/2021		$658,000	660,823
Bank of America Corp., 3.248%, 10/21/2027		3,164,000	3,068,681
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028		1,341,000	1,374,056
Barclays Bank PLC, 6%, 1/14/2021	EUR	850,000	1,124,115
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/2023	GBP	300,000	397,969
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	508,086
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/2165	EUR	700,000	914,472
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$534,000	600,008
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		648,000	651,149
Goldman Sachs Group, Inc., 3.625%, 1/22/2023		1,831,000	1,896,416
Goldman Sachs Group, Inc., 4%, 3/03/2024		2,000,000	2,101,444
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	929,609
HSBC Holdings PLC, 6% to 5/22/2027, FRN to 11/22/2065		992,000	1,012,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 4.25%, 10/15/2020		$4,194,000	$4,464,303
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,328,254
JPMorgan Chase & Co., 3.54% to 5/01/2027, FRN to 5/01/2028		1,095,000	1,100,729
JPMorgan Chase & Co., 4.26% to 2/22/2047, FRN to 2/22/2048		1,157,000	1,189,870
Morgan Stanley, 2.2%, 12/07/2018		709,000	712,431
Morgan Stanley, 2.5%, 4/21/2021		749,000	749,976
Morgan Stanley, 5.5%, 7/28/2021		484,000	539,045
Morgan Stanley, 3.125%, 7/27/2026		1,212,000	1,177,264
Morgan Stanley, 2.625%, 3/09/2027	GBP	500,000	655,419
Morgan Stanley, 3.95%, 4/23/2027		$1,850,000	1,877,669
Nationwide Building Society, 1.25%, 3/03/2025	EUR	700,000	811,556
PNC Bank N.A., 2.6%, 7/21/2020		$2,435,000	2,474,496
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,000,000	1,154,626
Wells Fargo & Co., 4.1%, 6/03/2026		$1,000,000	1,040,940

			$38,716,913
Medical & Health Technology & Services - 0.9%
Baxter International, Inc., 1.3%, 5/30/2025	EUR	650,000	$733,168
Becton, Dickinson and Co., 3.734%, 12/15/2024		$462,000	471,049
Becton, Dickinson and Co., 4.685%, 12/15/2044		258,000	262,010
HCA, Inc., 5.25%, 6/15/2026		788,000	856,004
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,053,176
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,323,000	1,344,368
Universal Health Services, Inc., 5%, 6/01/2026 (n)		893,000	917,558

			$5,637,333
Medical Equipment - 0.3%
Medtronic, Inc., 3.5%, 3/15/2025		$1,900,000	$1,982,595

Metals & Mining - 0.7%
Barrick Gold Corp., 4.1%, 5/01/2023		$785,000	$854,350
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	614,986
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	250,000	350,653
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	1,000,000	1,141,791
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	700,000	774,605
Kinross Gold Corp., 5.95%, 3/15/2024		$768,000	839,040

			$4,575,425
Midstream - 1.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$828,523
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,960,000	1,994,774
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077		1,090,000	1,126,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
Enterprise Products Operating LLC, 1.65%, 5/07/2018		$887,000	$886,761
Enterprise Products Operating LLC, 3.9%, 2/15/2024		1,000,000	1,050,702
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,337,214
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)		792,000	802,656

			$8,027,418
Mortgage-Backed - 6.1%
Fannie Mae, 4.26%, 12/01/2019		$177,296	$186,840
Fannie Mae, 4.88%, 3/01/2020		383,491	399,247
Fannie Mae, 3.99%, 7/01/2021		540,367	578,147
Fannie Mae, 2.77%, 3/01/2022		360,956	372,614
Fannie Mae, 5%, 8/01/2040		1,092,960	1,202,590
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		8,835,446	9,373,525
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		11,522,867	12,468,745
Fannie Mae, 3.5%, 9/01/2045		2,316,775	2,394,385
Freddie Mac, 1.426%, 8/25/2017		175,042	174,923
Freddie Mac, 1.883%, 5/25/2019		2,440,000	2,454,052
Freddie Mac, 2.637%, 1/25/2023		2,595,000	2,653,819
Freddie Mac, 3.32%, 2/25/2023		12,000	12,695
Freddie Mac, 2.673%, 3/25/2026		2,389,000	2,394,655
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,636,613	2,850,695
Freddie Mac, 5%, 7/01/2041		1,784,366	1,981,209
Freddie Mac, 4%, 4/01/2044		133,609	141,177

			$39,639,318
Natural Gas - Distribution - 0.3%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,600,000	$1,674,000

Network & Telecom - 2.0%
AT&T, Inc., 2.45%, 6/30/2020		$3,487,000	$3,502,203
AT&T, Inc., 4.25%, 6/01/2043	GBP	450,000	638,553
AT&T, Inc., 4.75%, 5/15/2046		$2,431,000	2,341,709
British Telecommunications PLC, 5.75%, 12/07/2028	GBP	400,000	690,774
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	800,000	907,313
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,600,000	1,651,833
Telecom Italia S.p.A./Milano, 3.625%, 1/19/2024	EUR	1,000,000	1,239,212
Verizon Communications, Inc., 2.946%, 3/15/2022 (z)		$2,046,000	2,073,200

			$13,044,797
Oils - 0.2%
Phillips 66, 4.875%, 11/15/2044		$1,179,000	$1,256,049

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - 1.2%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	$713,992
Capital One Financial Corp., 2.35%, 8/17/2018		$2,361,000	2,374,311
Capital One Financial Corp., 3.2%, 2/05/2025		791,000	778,866
Citizens Bank N.A., 2.55%, 5/13/2021		569,000	571,249
ING Groep N.V., 3.95%, 3/29/2027		824,000	853,236
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	350,000	505,341
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,445,369
U.S. Bancorp, 0.85%, 6/07/2024	EUR	470,000	527,795

			$7,770,159
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$524,000	$521,441

Pharmaceuticals - 0.5%
Celgene Corp., 2.875%, 8/15/2020		$2,480,000	$2,536,807
Gilead Sciences, Inc., 2.35%, 2/01/2020		530,000	536,237

			$3,073,044
Real Estate - Apartment - 0.3%
Grand City Properties S.A., 3.75% to 2/18/2022, FRN to 12/29/2049	EUR	1,200,000	$1,390,146
Vonovia Finance B.V., 2.125%, 7/09/2022	EUR	650,000	786,924

			$2,177,070
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/2018		$545,000	$557,788
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,000,000	1,177,990

			$1,735,778
Retailers - 1.0%
Best Buy Co., Inc., 5.5%, 3/15/2021		$3,390,000	$3,696,954
Hanesbrands Finance, 3.5%, 6/15/2024 (z)	EUR	450,000	526,375
Home Depot, Inc., 3.35%, 9/15/2025		$2,338,000	2,440,886

			$6,664,215
Specialty Chemicals - 0.2%
Ecolab, Inc., 4.35%, 12/08/2021		$1,000,000	$1,088,555
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	406,326

			$1,494,881
Specialty Stores - 0.1%
Rallye S.A., 4.25%, 3/11/2019	EUR	600,000	$702,494

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Supermarkets - 0.2%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	$658,777
Morrison (WM) Supermarkets, 3.5%, 7/27/2026	GBP	250,000	346,648

			$1,005,425
Supranational - 0.3%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	$470,367
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	485,508
International Finance Corp., 3.25%, 7/22/2019	AUD	855,000	652,724

			$1,608,599
Telecommunications - Wireless - 0.9%
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	560,000	$643,293
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	1,654,850
Crown Castle International Corp., 5.25%, 1/15/2023		1,400,000	1,563,674
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	513,476
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		1,563,000	1,631,381

			$6,006,674
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	785,000	$640,058

Tobacco - 0.5%
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$1,341,000	$1,421,291
Philip Morris International, Inc., 4.875%, 11/15/2043		750,000	832,065
Reynolds American, Inc., 3.25%, 6/12/2020		249,000	257,785
Reynolds American, Inc., 4%, 6/12/2022		391,000	416,428
Reynolds American, Inc., 4.45%, 6/12/2025		292,000	314,655

			$3,242,224
Transportation - Services - 0.6%
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028	EUR	700,000	$742,834
Delhi International Airport, 6.125%, 10/31/2026 (n)		$1,500,000	1,602,326
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)		1,400,000	1,342,167
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	476,276

			$4,163,603
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 2.22%, 3/01/2033		$812,347	$806,035

U.S. Treasury Obligations - 2.8%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$6,220,000	$8,062,918
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,328,000	3,020,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 3.625%, 2/15/2044		$6,323,000	$7,266,512

			$18,350,010
Utilities - Electric Power - 2.4%
Dominion Resources, Inc., 2.5%, 12/01/2019		$1,000,000	$1,010,470
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,164,000	1,189,016
EDP Finance B.V., 4.9%, 10/01/2019 (n)		554,000	582,083
Emera U.S. Finance LP, 2.7%, 6/15/2021		321,000	322,807
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	367,054
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		1,190,000	1,198,313
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		1,000,000	1,182,500
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/2076	GBP	390,000	556,514
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	1,986,139
Exelon Corp., 3.497%, 6/01/2022		874,000	894,505
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	400,000	642,669
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$1,252,000	1,274,169
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,244,000	1,218,515
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	834,945
Southern Co., 2.95%, 7/01/2023		735,000	732,419
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,624,000	1,687,081

			$15,679,199
Total Bonds (Identified Cost, $559,078,091)			$567,848,223

Floating Rate Loans (g)(r) - 0.4%
Automotive - 0.1%
Allison Transmission, Inc., Term Loan B, 2.99%, 9/23/2022		$659,118	$664,803

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/2023		$876,036	$881,238

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 3.74%, 6/24/2021		$1,156,160	$1,163,798
Total Floating Rate Loans (Identified Cost, $2,707,353)			$2,709,839

Money Market Funds - 10.9%
MFS Institutional Money Market Portfolio, 0.87% (v) (Identified Cost, $70,062,594)		70,066,373	$70,066,373
Total Investments (Identified Cost, $631,848,038)			$640,624,435

Other Assets, Less Liabilities - 0.9%			6,066,572
Net Assets - 100.0%			$646,691,007

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,096,980, representing 8.8% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.989%, 6/15/2028	6/14/16	$1,646,000	$1,653,570
Hanesbrands Finance, 3.5%, 6/15/2024	5/19/16	503,865	526,375
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026	2/09/17	2,559,988	2,559,859
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	336,401	364,598
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.688%, 10/15/2027	7/27/16	3,457,627	3,483,854
Nemak S.A.B. de C.V., 3.25%, 3/15/2024	3/16/17	1,085,188	1,148,839
Newell Brands, Inc., 3.75%, 10/01/2021	9/13/16	808,734	818,816
Octagon Investment Partners XV, Ltd., 2.555%, 10/25/2025	5/15/17	3,210,287	3,210,287
Parker-Hannifin Corp., 1.125%, 3/01/2025	2/21/17	220,376	238,220
Verizon Communications, Inc., 2.946%, 3/15/2022	2/07/17	2,044,916	2,073,200
Total Restricted Securities			$16,077,618
% of Net assets			2.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 5/31/17

Forward Foreign Currency Exchange Contracts at 5/31/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	5,317,000	6/09/17	$3,935,428	$3,950,265	$14,837
SELL	AUD	Barclays Bank PLC	691,000	6/09/17	520,196	513,378	6,818
SELL	AUD	Westpac Banking Corp.	7,759,379	6/09/17	5,869,388	5,764,830	104,558
BUY	CAD	Merrill Lynch International	3,933,000	6/09/17	2,859,684	2,911,770	52,086
SELL	CAD	Citibank N.A.	22,608,374	6/09/17	16,872,991	16,737,955	135,036
BUY	CHF	Citibank N.A.	52,000	6/09/17	52,390	53,710	1,320
BUY	CHF	Citibank N.A.	4,774,000	6/09/17	4,737,803	4,931,029	193,226
BUY	CZK	Deutsche Bank AG	14,293,000	6/09/17	563,609	609,536	45,927
BUY	EUR	Barclays Bank PLC	7,963,887	6/09/17	8,662,189	8,949,059	286,870
BUY	EUR	Citibank N.A.	340,961	6/09/17	367,833	383,139	15,306

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	EUR	Deutsche Bank AG	644,841	6/09/17	$703,926	$724,612	$20,686
BUY	EUR	Deutsche Bank AG	1,475,000	6/09/17	1,579,119	1,657,465	78,346
BUY	EUR	Goldman Sachs International	5,398,022	6/09/17	5,809,355	6,065,784	256,429
BUY	EUR	JPMorgan Chase Bank N.A.	22,937,895	6/09/17	24,362,797	25,775,427	1,412,630
BUY	ILS	Deutsche Bank AG	3,267,000	6/09/17	890,637	922,911	32,274
BUY	INR	JPMorgan Chase Bank N.A.	421,746,000	6/15/17	6,320,659	6,525,469	204,810
SELL	INR	JPMorgan Chase Bank N.A.	9,177,000	6/15/17	142,288	141,991	297
BUY	JPY	Goldman Sachs International	5,065,906,880	6/09/17	44,621,353	45,752,440	1,131,087
BUY	JPY	JPMorgan Chase Bank N.A.	26,247,355	6/09/17	235,750	237,051	1,301
BUY	KRW	JPMorgan Chase Bank N.A.	9,062,570,000	8/14/17	8,004,743	8,101,874	97,131
BUY	MXN	JPMorgan Chase Bank N.A.	56,307,000	6/09/17	2,962,747	3,016,231	53,484
BUY	MXN	JPMorgan Chase Bank N.A.	108,415,463	6/09/17	5,450,898	5,807,556	356,658
BUY	NOK	Deutsche Bank AG	6,204,546	6/09/17	732,992	734,396	1,404
BUY	NZD	JPMorgan Chase Bank N.A.	128,000	6/09/17	89,646	90,673	1,027
BUY	NZD	JPMorgan Chase Bank N.A.	1,363,791	6/09/17	947,187	966,089	18,902
BUY	PLN	JPMorgan Chase Bank N.A.	5,021,000	6/09/17	1,233,017	1,349,572	116,555

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	RUB	JPMorgan Chase Bank N.A.	40,717,000	6/13/17	$702,805	$716,048	$13,243
BUY	SEK	Goldman Sachs International	68,576,926	6/09/17	7,649,509	7,892,952	243,443
BUY	SGD	Barclays Bank PLC	1,772,000	6/09/17	1,256,203	1,280,782	24,579
BUY	THB	JPMorgan Chase Bank N.A.	64,882,000	7/24/17	1,878,166	1,905,455	27,289
BUY	ZAR	JPMorgan Chase Bank N.A.	15,132,000	6/09/17	1,149,455	1,152,211	2,756

							$4,950,315

Liability Derivatives
SELL	DKK	Goldman Sachs International	22,676,203	6/09/17	$3,238,594	$3,425,817	$(187,223)
BUY	EUR	Citibank N.A.	419,291	6/09/17	471,339	471,159	(180)
BUY	EUR	Deutsche Bank AG	437,251	6/09/17	492,048	491,341	(707)
BUY	EUR	Goldman Sachs International	754,784	6/09/17	848,819	848,155	(664)
SELL	EUR	Barclays Bank PLC	129,740	6/09/17	137,878	145,790	(7,912)
SELL	EUR	Brown Brothers Harriman	5,986,914	6/09/17	6,418,358	6,727,526	(309,168)
SELL	EUR	Citibank N.A.	266,000	6/09/17	289,949	298,906	(8,957)
SELL	EUR	Goldman Sachs International	1,935,061	6/09/17	2,107,227	2,174,437	(67,210)
SELL	EUR	JPMorgan Chase Bank N.A.	1,790,000	6/09/17	1,923,602	2,011,432	(87,830)
BUY	GBP	Barclays Bank PLC	446,289	6/09/17	581,390	575,122	(6,268)
BUY	GBP	Brown Brothers Harriman	908,438	6/09/17	1,183,252	1,170,681	(12,571)
SELL	GBP	Barclays Bank PLC	1,485,448	6/09/17	1,817,456	1,914,260	(96,804)
SELL	GBP	Morgan Stanley Capital Services, Inc.	496,055	6/09/17	608,628	639,254	(30,626)
SELL	JPY	Citibank N.A.	506,074,086	6/09/17	4,447,478	4,570,578	(123,100)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	JPY	Goldman Sachs International	120,000,000	6/09/17	$1,076,330	$1,083,773	$(7,443)
SELL	MXN	Goldman Sachs International	122,593,000	6/09/17	6,304,147	6,567,013	(262,866)
BUY	MYR	JPMorgan Chase Bank N.A.	7,733,000	7/31/17	1,810,863	1,801,739	(9,124)
SELL	TRY	JPMorgan Chase Bank N.A.	6,000	6/09/17	1,567	1,696	(129)

							$(1,218,782)

Futures Contracts at 5/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note Ultra (Short)	USD	85	$11,537,422	September - 2017	$(64,059)
U.S. Treasury Note 10 yr (Short)	USD	180	22,733,438	September - 2017	(80,862)

					$(144,921)

At May 31, 2017, the fund had liquid securities with an aggregate value of $447,638 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $561,785,444)	$570,558,062
Underlying affiliated funds, at value (identified cost, $70,062,594)	70,066,373
Total investments, at value (identified cost, $631,848,038)	$640,624,435
Cash	1,627,269
Receivables for
Forward foreign currency exchange contracts	4,950,315
Investments sold	3,935,186
Fund shares sold	160,794
Interest	5,032,579
Receivable from investment adviser	50,441
Other assets	1,923
Total assets	$656,382,942
Liabilities
Payables for
Distributions	$1,478
Forward foreign currency exchange contracts	1,218,782
Daily variation margin on open futures contracts	46,553
Investments purchased	7,729,343
Fund shares reacquired	498,954
Payable to affiliates
Shareholder servicing costs	176,099
Distribution and service fees	323
Payable for independent Trustees’ compensation	934
Accrued expenses and other liabilities	19,469
Total liabilities	$9,691,935
Net assets	$646,691,007
Net assets consist of
Paid-in capital	$656,103,032
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	12,429,884
Accumulated net realized gain (loss) on investments and foreign currency	(19,836,942)
Accumulated distributions in excess of net investment income	(2,004,967)
Net assets	$646,691,007
Shares of beneficial interest outstanding	73,650,134

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$11,699,750	1,325,289	$8.83
Class B	1,014,592	115,529	8.78
Class C	2,053,051	233,740	8.78
Class I	3,332,228	379,430	8.78
Class R1	73,942	8,418	8.78
Class R2	258,672	29,466	8.78
Class R3	85,725	9,758	8.79
Class R4	53,470	6,086	8.79
Class R6	628,119,577	71,542,418	8.78

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.22 [100 / 95.75 x $8.83]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$7,340,742
Dividends from underlying affiliated funds	$260,785
Foreign taxes withheld	(372)
Total investment income	$7,601,155
Expenses
Management fee	$1,893,822
Distribution and service fees	30,724
Shareholder servicing costs	384,032
Administrative services fee	55,032
Independent Trustees’ compensation	8,643
Custodian fee	62,281
Shareholder communications	9,850
Audit and tax fees	32,551
Legal fees	3,551
Miscellaneous	78,804
Total expenses	$2,559,290
Fees paid indirectly	(628)
Reduction of expenses by investment adviser and distributor	(429,713)
Net expenses	$2,128,949
Net investment income	$5,472,206
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(2,733,039)
Underlying affiliated funds	(5,161)
Futures contracts	(577,240)
Foreign currency	(7,216,507)
Net realized gain (loss) on investments and foreign currency	$(10,531,947)
Change in unrealized appreciation (depreciation)
Investments	$21,384,292
Futures contracts	(160,881)
Translation of assets and liabilities in foreign currencies	11,883,584
Net unrealized gain (loss) on investments and foreign currency translation	$33,106,995
Net realized and unrealized gain (loss) on investments and foreign currency	$22,575,048
Change in net assets from operations	$28,047,254

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/17 (unaudited)		Year ended 11/30/16
From operations
Net investment income	$5,472,206		$12,024,567
Net realized gain (loss) on investments and foreign currency	(10,531,947)		(4,100,024)
Net unrealized gain (loss) on investments and foreign currency translation	33,106,995		15,430,581
Change in net assets from operations	$28,047,254		$23,355,124
Distributions declared to shareholders
From net investment income	$(5,615,748	)(d)	$(574,779)
From tax return of capital	—		(10,720,830)
Total distributions declared to shareholders	$(5,615,748)		$(11,295,609)
Change in net assets from fund share transactions	$5,430,972		$(32,943,280)
Total change in net assets	$27,862,478		$(20,883,765)
Net assets
At beginning of period	618,828,529		639,712,294
At end of period (including accumulated distributions in excess of net investment income of $2,004,967 and $1,861,425, respectively)	$646,691,007		$618,828,529

(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/17 (unaudited)		Years ended 11/30		Period ended 11/30/14 (z)		Years ended 5/31
Class A			2016	2015			2014	2013	2012

Net asset value, beginning of period	$8.53		$8.38	$9.19	$9.72		$9.93	$10.38	$10.77
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.13	$0.12	$0.16		$0.31	$0.25	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.14	(0.78)	(0.53)		(0.18)	(0.19)	0.09
Total from investment operations	$0.36		$0.27	$(0.66)	$(0.37)		$0.13	$0.06	$0.25
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.01)	$ —	$(0.09)		$(0.15)	$(0.27)	$(0.53)
From net realized gain on investments	—		—	—	—		—	(0.23)	(0.11)
From tax return of capital	—		(0.11)	(0.15)	(0.07)		(0.19)	(0.01)	—
Total distributions declared to shareholders	$(0.06)		$(0.12)	$(0.15)	$(0.16)		$(0.34)	$(0.51)	$(0.64)
Net asset value, end of period (x)	$8.83		$8.53	$8.38	$9.19		$9.72	$9.93	$10.38
Total return (%) (r)(s)(t)(x)	4.24	(n)	3.18	(7.23)	(3.81	)(n)	1.40	0.39	2.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.18	1.23	1.18	(a)	1.20	1.16	1.03
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05	1.10	(a)	1.10	1.09	1.02
Net investment income	1.34	(a)	1.45	1.40	3.40	(a)	3.22	2.36	1.54
Portfolio turnover	25	(n)	56	143	39	(n)	74	123	98
Net assets at end of period (000 omitted)	$11,700		$12,306	$13,980	$17,391		$17,325	$20,995	$16,178

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/17 (unaudited)		Years ended 11/30		Period ended 11/30/14 (z)		Years ended 5/31
Class B			2016	2015			2014	2013		2012

Net asset value, beginning of period	$8.48		$8.34	$9.14	$9.66		$9.87	$10.32		$10.75
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.06	$0.13		$0.24	$0.17		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.13	(0.78)	(0.52)		(0.19)	(0.19)		0.04
Total from investment operations	$0.33		$0.19	$(0.72)	$(0.39)		$0.05	$(0.02)		$0.13
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—	$(0.07)		$(0.12)	$(0.20)		$(0.45)
From net realized gain on investments	—		—	—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.05)	(0.08)	(0.06)		(0.14)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.03)		$(0.05)	$(0.08)	$(0.13)		$(0.26)	$(0.43)		$(0.56)
Net asset value, end of period (x)	$8.78		$8.48	$8.34	$9.14		$9.66	$9.87		$10.32
Total return (%) (r)(s)(t)(x)	3.87	(n)	2.30	(7.86)	(4.10	)(n)	0.63	(0.38)		1.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.94	1.99	1.94	(a)	1.96	1.91		1.78
Expenses after expense reductions (f)	1.80	(a)	1.80	1.80	1.85	(a)	1.85	1.84		1.78
Net investment income	0.61	(a)	0.72	0.68	2.70	(a)	2.50	1.62		0.83
Portfolio turnover	25	(n)	56	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$1,015		$1,103	$1,272	$2,025		$2,065	$2,528		$2,169

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/17 (unaudited)		Years ended 11/30		Period ended 11/30/14 (z)		Years ended 5/31
Class C			2016	2015			2014	2013		2012

Net asset value, beginning of period	$8.48		$8.34	$9.14	$9.67		$9.87	$10.32		$10.76
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.06	$0.13		$0.24	$0.18		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.13	(0.78)	(0.53)		(0.18)	(0.20)		0.03 (g)
Total from investment operations	$0.33		$0.19	$(0.72)	$(0.40)		$0.06	$(0.02)		$0.12
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—	$(0.07)		$(0.12)	$(0.20)		$(0.45)
From net realized gain on investments	—		—	—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.05)	(0.08)	(0.06)		(0.14)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.03)		$(0.05)	$(0.08)	$(0.13)		$(0.26)	$(0.43)		$(0.56)
Net asset value, end of period (x)	$8.78		$8.48	$8.34	$9.14		$9.67	$9.87		$10.32
Total return (%) (r)(s)(t)(x)	3.87	(n)	2.30	(7.86)	(4.20	)(n)	0.73	(0.38)		1.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.94	1.99	1.94	(a)	1.96	1.92		1.77
Expenses after expense reductions (f)	1.80	(a)	1.80	1.80	1.85	(a)	1.85	1.84		1.77
Net investment income	0.61	(a)	0.71	0.67	2.70	(a)	2.49	1.71		0.86
Portfolio turnover	25	(n)	56	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$2,053		$2,192	$2,053	$2,392		$2,518	$3,366		$1,804

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/17 (unaudited)		Years ended 11/30		Period ended 11/30/14 (z)		Year ended 5/31
Class I			2016	2015			2014	2013	2012

Net asset value, beginning of period	$8.48		$8.34	$9.15	$9.67		$9.87	$10.33	$10.77
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.14	$0.18		$0.33	$0.20	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.13	(0.78)	(0.52)		(0.17)	(0.13)	0.03
Total from investment operations	$0.37		$0.28	$(0.64)	$(0.34)		$0.16	$0.07	$0.23
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.01)	$—	$(0.10)		$(0.16)	$(0.23)	$(0.56)
From net realized gain on investments	—		—	—	—		—	(0.23)	(0.11)
From tax return of capital	—		(0.13)	(0.17)	(0.08)		(0.20)	(0.07)	—
Total distributions declared to shareholders	$(0.07)		$(0.14)	$(0.17)	$(0.18)		$(0.36)	$(0.53)	$(0.67)
Net asset value, end of period (x)	$8.78		$8.48	$8.34	$9.15		$9.67	$9.87	$10.33
Total return (%) (r)(s)(x)	4.39	(n)	3.32	(7.03)	(3.61	)(n)	1.75	0.53	2.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.91	0.99	0.94	(a)	0.96	0.83	0.77
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.85	(a)	0.85	0.82	0.77
Net investment income	1.59	(a)	1.69	1.68	3.79	(a)	3.52	1.88	1.91
Portfolio turnover	25	(n)	56	143	39	(n)	74	123	98
Net assets at end of period (000 omitted)	$3,332		$3,151	$699	$956		$1,393	$1,252	$404,824

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/17 (unaudited)		Years ended 11/30		Period ended 11/30/14 (z)		Years ended 5/31
Class R1			2016	2015			2014	2013		2012

Net asset value, beginning of period	$8.48		$8.34	$9.14	$9.66		$9.87	$10.31		$10.76
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.06	$0.13		$0.24	$0.17		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.13	(0.78)	(0.52)		(0.19)	(0.18)		0.01 (g)
Total from investment operations	$0.33		$0.19	$(0.72)	$(0.39)		$0.05	$(0.01)		$0.11
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—	$(0.07)		$(0.12)	$(0.20)		$(0.45)
From net realized gain on investments	—		—	—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.05)	(0.08)	(0.06)		(0.14)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.03)		$(0.05)	$(0.08)	$(0.13)		$(0.26)	$(0.43)		$(0.56)
Net asset value, end of period (x)	$8.78		$8.48	$8.34	$9.14		$9.66	$9.87		$10.31
Total return (%) (r)(s)(x)	3.87	(n)	2.30	(7.86)	(4.10	)(n)	0.63	(0.28)		1.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.94	1.99	1.94	(a)	1.96	1.91		1.77
Expenses after expense reductions (f)	1.80	(a)	1.80	1.80	1.85	(a)	1.85	1.84		1.77
Net investment income	0.60	(a)	0.71	0.69	2.70	(a)	2.50	1.63		0.92
Portfolio turnover	25	(n)	56	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$74		$69	$57	$113		$115	$124		$111

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/17 (unaudited)		Years ended 11/30		Period ended 11/30/14 (z)		Years ended 5/31
Class R2			2016	2015			2014	2013		2012

Net asset value, beginning of period	$8.48		$8.34	$9.14	$9.67		$9.87	$10.32		$10.76
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11	$0.10	$0.15		$0.29	$0.22		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.13	(0.77)	(0.53)		(0.18)	(0.19)		0.03 (g)
Total from investment operations	$0.35		$0.24	$(0.67)	$(0.38)		$0.11	$0.03		$0.18
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.01)	$—	$(0.08)		$(0.14)	$(0.25)		$(0.51)
From net realized gain on investments	—		—	—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.09)	(0.13)	(0.07)		(0.17)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.05)		$(0.10)	$(0.13)	$(0.15)		$(0.31)	$(0.48)		$(0.62)
Net asset value, end of period (x)	$8.78		$8.48	$8.34	$9.14		$9.67	$9.87		$10.32
Total return (%) (r)(s)(x)	4.13	(n)	2.81	(7.40)	(3.96	)(n)	1.24	0.12		1.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.44	1.49	1.44	(a)	1.46	1.42		1.26
Expenses after expense reductions (f)	1.30	(a)	1.30	1.30	1.35	(a)	1.35	1.34		1.26
Net investment income	1.06	(a)	1.22	1.18	3.23	(a)	3.02	2.15		1.42
Portfolio turnover	25	(n)	56	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$259		$69	$68	$142		$165	$153		$114

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/17 (unaudited)		Years ended 11/30		Period ended 11/30/14 (z)		Years ended 5/31
Class R3			2016	2015			2014	2013		2012

Net asset value, beginning of period	$8.49		$8.34	$9.15	$9.67		$9.87	$10.32		$10.77
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.13	$0.12	$0.16		$0.31	$0.25		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.14	(0.78)	(0.52)		(0.18)	(0.20)		0.01 (g)
Total from investment operations	$0.36		$0.27	$(0.66)	$(0.36)		$0.13	$0.05		$0.19
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.01)	$—	$(0.09)		$(0.15)	$(0.27)		$(0.53)
From net realized gain on investments	—		—	—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.11)	(0.15)	(0.07)		(0.18)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.06)		$(0.12)	$(0.15)	$(0.16)		$(0.33)	$(0.50)		$(0.64)
Net asset value, end of period (x)	$8.79		$8.49	$8.34	$9.15		$9.67	$9.87		$10.32
Total return (%) (r)(s)(x)	4.26	(n)	3.19	(7.27)	(3.73	)(n)	1.49	0.37		1.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.19	1.24	1.19	(a)	1.21	1.16		1.02
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05	1.10	(a)	1.10	1.09		1.02
Net investment income	1.35	(a)	1.46	1.43	3.43	(a)	3.25	2.38		1.66
Portfolio turnover	25	(n)	56	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$86		$82	$79	$151		$148	$171		$148

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/17 (unaudited)		Years ended 11/30		Period ended 11/30/14 (z)		Years ended 5/31
Class R4			2016	2015			2014	2013		2012

Net asset value, beginning of period	$8.49		$8.34	$9.15	$9.67		$9.87	$10.32		$10.77
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.15	$0.18		$0.33	$0.27		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.14	(0.79)	(0.52)		(0.17)	(0.19)		0.01 (g)
Total from investment operations	$0.37		$0.29	$(0.64)	$(0.34)		$0.16	$0.08		$0.22
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.01)	$—	$(0.10)		$(0.16)	$(0.30)		$(0.56)
From net realized gain on investments	—		—	—	—		—	(0.23)		(0.11)
From tax return of capital	—		(0.13)	(0.17)	(0.08)		(0.20)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.07)		$(0.14)	$(0.17)	$(0.18)		$(0.36)	$(0.53)		$(0.67)
Net asset value, end of period (x)	$8.79		$8.49	$8.34	$9.15		$9.67	$9.87		$10.32
Total return (%) (r)(s)(x)	4.38	(n)	3.45	(7.03)	(3.61	)(n)	1.75	0.62		2.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.94	0.99	0.94	(a)	0.96	0.91		0.76
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.85	(a)	0.85	0.84		0.76
Net investment income	1.61	(a)	1.72	1.69	3.70	(a)	3.52	2.61		1.92
Portfolio turnover	25	(n)	56	143	39	(n)	74	123		98
Net assets at end of period (000 omitted)	$53		$51	$50	$112		$116	$114		$113

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/17 (unaudited)		Years ended 11/30		Period ended 11/30/14 (z)		Years ended 5/31
Class R6			2016	2015			2014	2013 (i)

Net asset value, beginning of period	$8.48		$8.33	$9.14	$9.66		$9.87	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.16	$0.18		$0.35	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		0.14	(0.79)	(0.52)		(0.19)	(0.56)
Total from investment operations	$0.38		$0.30	$(0.63)	$(0.34)		$0.16	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.01)	$ —	$(0.10)		$(0.16)	$(0.06)
From net realized gain on investments	—		—	—	—		—	(0.23)
From tax return of capital	—		(0.14)	(0.18)	(0.08)		(0.21)	(0.16)
Total distributions declared to shareholders	$(0.08)		$(0.15)	$(0.18)	$(0.18)		$(0.37)	$(0.45)
Net asset value, end of period (x)	$8.78		$8.48	$8.33	$9.14		$9.66	$9.87
Total return (%) (r)(s)(x)	4.46	(n)	3.59	(6.89)	(3.55	)(n)	1.77	(3.39	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.83	0.82	(a)	0.82	0.87	(a)
Expenses after expense reductions (f)	0.66	(a)	0.67	0.64	0.73	(a)	0.71	0.84	(a)
Net investment income	1.75	(a)	1.85	1.84	3.80	(a)	3.68	3.01	(a)
Portfolio turnover	25	(n)	56	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$628,120		$599,806	$621,455	$723,112		$709,082	$543,392

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period June 1, 2014 through November 30, 2014. On September 9, 2014, the fund changed its fiscal year-end from May 31 to November 30.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Bond Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2017, the fund did not have more than 25% of its assets invested in any one industry.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years.

Notes to Financial Statements (unaudited) – continued

Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination

Notes to Financial Statements (unaudited) – continued

of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$ —	$19,156,045	$ —	$19,156,045
Non-U.S. Sovereign Debt	—	228,750,063	—	228,750,063
U.S. Corporate Bonds	—	161,273,544	—	161,273,544
Residential Mortgage-Backed Securities	—	39,639,318	—	39,639,318
Commercial Mortgage-Backed Securities	—	16,644,557	—	16,644,557
Asset-Backed Securities (including CDOs)	—	29,396,620	—	29,396,620
Foreign Bonds	—	72,988,076	—	72,988,076
Floating Rate Loans	—	2,709,839	—	2,709,839
Mutual Funds	70,066,373	—	—	70,066,373
Total Investments	$70,066,373	$570,558,062	$ —	$640,624,435

Other Financial Instruments
Futures Contracts – Liabilities	$(144,921)	$ —	$ —	$(144,921)
Forward Foreign Currency Exchange Contracts – Assets	—	4,950,315	—	4,950,315
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,218,782)	—	(1,218,782)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(144,921)
Foreign Exchange	Forward Foreign Currency Exchange	4,950,315	(1,218,782)
Total		$4,950,315	$(1,363,703)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(577,240)	$—
Foreign Exchange	—	(7,131,472)
Total	$(577,240)	$(7,131,472)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(160,881)	$—
Foreign Exchange	—	11,695,854
Total	$(160,881)	$11,695,854

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/16
Ordinary income (including any short-term capital gains)	$574,779
Tax return of capital (b)	10,720,830
Total distributions	$11,295,609

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/17
Cost of investments	$638,276,683
Gross appreciation	13,665,505
Gross depreciation	(11,317,753)
Net unrealized appreciation (depreciation)	$2,347,752

As of 11/30/16
Capital loss carryforwards	(11,371,356)
Late year ordinary loss deferral	(393,740)
Other temporary differences	(1,018,632)
Net unrealized appreciation (depreciation)	(19,059,803)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(4,884,083)
Long-Term	(6,487,273)
Total	$(11,371,356)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 5/31/17	Year ended 11/30/16	Six months ended 5/31/17	Year ended 11/30/16
Class A	$80,486	$9,726	$—	$181,427
Class B	3,382	384	—	7,157
Class C	6,736	719	—	13,405
Class I	28,619	1,775	—	33,100
Class R1	231	23	—	429
Class R2	987	40	—	747
Class R3	579	58	—	1,077
Class R4	426	43	—	803
Class R6	5,494,302	562,011	—	10,482,685
Total	$5,615,748	$574,779	$—	$10,720,830

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period December 1, 2016 through March 29, 2017, the management fee was computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser had agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $1 billion. This written agreement was terminated March 29, 2017. For the period December 1, 2016 through March 29, 2017, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced in accordance with this agreement. Effective March 30, 2017, the management fee is computed daily and paid monthly at an annual rate of 0.60% of average daily net assets up to $1 billion and 0.55% of average daily net assets in excess of $1 billion. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended May 31, 2017, this management fee reduction amounted to $23,973, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2017 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.74%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2019. For the six months ended May 31, 2017, this reduction amounted to $405,670, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $842 for the six months ended May 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$14,346
Class B	0.75%	0.25%	1.00%	1.00%	5,179
Class C	0.75%	0.25%	1.00%	1.00%	10,311
Class R1	0.75%	0.25%	1.00%	1.00%	353
Class R2	0.25%	0.25%	0.50%	0.50%	432
Class R3	—	0.25%	0.25%	0.25%	103
Total Distribution and Service Fees					$30,724

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2017, this rebate amounted to $70 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2017, were as follows:

Amount
Class A	$—
Class B	1,036
Class C	167

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2017, the fee was $4,943, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $16,000.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended May 31, 2017, these costs for the fund amounted to $363,089 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2017 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2017, the fee paid by the fund under this agreement was $606 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS purchased 5,626 shares of Class I for an amount of $48,950.

On June 29, 2016, MFS redeemed 5,984 shares of Class I for an amount of $54,155.

On March 16, 2017, MFS purchased 17,893 shares of Class I for an amount of $152,270.

At May 31, 2017, MFS held approximately 71%, 62% and 100% of the outstanding shares of Class R1, Class R3, and Class R4, respectively.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended May 31, 2017, the fund engaged in sale transactions pursuant to this policy, which amounted to $665,146. The sales transactions resulted in net realized gains (losses) of $14,707.

(4) Portfolio Securities

For the six months ended May 31, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$16,658,438	$24,556,387
Investments (non-U.S. Government securities)	$122,140,840	$131,595,809

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/17		Year ended 11/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	219,016	$1,882,990	451,330	$4,016,860
Class B	3,178	27,098	33,625	298,065
Class C	9,944	85,541	61,220	529,196
Class I	196,241	1,664,997	493,360	4,403,354
Class R1	213	1,809	2,184	18,408
Class R2	30,741	262,167	443	3,907
Class R3	40	338	91	821
Class R6	2,908,916	24,603,654	2,710,509	24,053,811
	3,368,289	$28,528,594	3,752,762	$33,324,422

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/17		Year ended 11/30/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	9,116	$78,662	21,168	$187,210
Class B	390	3,348	846	7,430
Class C	577	4,953	1,216	10,691
Class I	2,928	25,133	2,060	18,182
Class R1	27	229	51	452
Class R2	114	985	89	787
Class R3	68	579	129	1,135
Class R4	50	426	96	846
Class R6	639,938	5,491,617	1,255,460	11,037,424
	653,208	$5,605,932	1,281,115	$11,264,157

Shares reacquired
Class A	(346,161)	$(2,960,223)	(697,217)	$(6,220,748)
Class B	(18,043)	(153,892)	(57,102)	(497,608)
Class C	(35,148)	(299,601)	(50,346)	(440,672)
Class I	(191,209)	(1,628,541)	(207,799)	(1,863,316)
Class R1	(3)	(23)	(839)	(7,402)
Class R2	(9,562)	(81,537)	(491)	(4,288)
Class R3	(1)	(5)	(1)	(5)
Class R6	(2,744,564)	(23,579,732)	(7,801,919)	(68,497,820)
	(3,344,691)	$28,703,554)	(8,815,714)	$77,531,859)

Net change
Class A	(118,029)	$(998,571)	(224,719)	$(2,016,678)
Class B	(14,475)	(123,446)	(22,631)	(192,113)
Class C	(24,627)	(209,107)	12,090	99,215
Class I	7,960	61,589	287,621	2,558,220
Class R1	237	2,015	1,396	11,458
Class R2	21,293	181,615	41	406
Class R3	107	912	219	1,951
Class R4	50	426	96	846
Class R6	804,290	6,515,539	(3,835,950)	(33,406,585)
	676,806	$5,430,972	(3,781,837)	$(32,943,280)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 46%, 23%, 16%, 5%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2017, the fund’s commitment fee and interest expense were $2,260 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,275,159	128,741,135	(108,949,921)	70,066,373

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,161)	$—	$260,785	$70,066,373

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust X, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	47,079,841,296.441	543,077,753.583
John A. Caroselli	47,079,263,500.928	543,655,575.185
Maureen R. Goldfarb	47,079,730,700.440	543,181,611.914
David H. Gunning	46,973,805,216.237	649,457,370.227
Michael Hegarty	46,963,820,909.200	659,098,181.884
John P. Kavanaugh	47,086,401,597.642	536,517,432.631
Robert J. Manning	47,927,144,555.187	695,767,735.086
Clarence Otis, Jr.	47,049,690,674.050	573,228,402.063
Maryanne L. Roepke	47,108,547,219.521	514,365,128.003
Robin A. Stelmach	47,016,854,425.599	606,057,854.004
Laurie J. Thomsen	47,030,508,189.274	592,404,165.359

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Global Bond Fund, a series of the Registrant, is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO David L. DiLorenzo, President

Date: July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 14, 2017

*	Print name and title of each signing officer under his or her signature.